Reporting Entity (Details) € in Thousands, ¥ in Millions, $ in Millions	Oct. 14, 2025 JPY (¥) shares tradingDay	Dec. 31, 2025	Oct. 14, 2025 USD ($) shares	Oct. 14, 2025 EUR (€) shares	Sep. 30, 2025 JPY (¥)
Thunder Bridge
Disclosure of detailed information about business combination [line items]
Conversion ratio		1
Next Finance Tech Co., Ltd
Disclosure of detailed information about business combination [line items]
Increase in identifiable intangible assets excluding goodwill					¥ 250
Increase in deferred tax liabilities					(79)
Decrease in deferred assets					49
Decrease in goodwill					¥ 122
Aplo SAS
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%		100.00%	100.00%
Number of instruments or interests issued or issuable (in shares) | shares	5,007,500		5,007,500	5,007,500
Equity interests of acquirer	¥ 3,405		$ 24
Consecutive trading days | tradingDay	20
Proportion of ownership interest in subsidiary	100.00%
Cash consideration for warrant holders	¥ 26			€ 148